Goodwill and Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Risk free rate						1.80%	2.20%	2.90%
Increase in pre-tax discount rate						1.00%
Decrease in long-term growth rate						1.00%
Weighted average Operating EBITDA multiple						11.5	11.5	11.5
Discount rates			7.70%		7.70%			7.80%
Impairment loss						$ 43	$ 306	$ 64
Impairment of finite lived intangible assets						$ 53	$ 194
Cash flow projection period							5 years
Growth rate for cash flow projections							2.50%	2.00%
Percentage of reduction in value in use of goodwill					25.70%
Market risk premium percentage						5.80%	5.70%	5.60%
Stock volatility factor						1.12	1.19	1.08
Long term growth rate used to determine the terminal value			2.00%		2.00%			2.50%
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Impairment test				No
Decrease Of Two Years In Cash Flow Projections [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Allocation In Respect Of Reduction In Value Of Goodwill							51.50%
Reduction In The Long Term Growth Rate [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Allocation In Respect Of Reduction In Value Of Goodwill							27.30%
Reduction In Sales Growth [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Allocation In Respect Of Reduction In Value Of Goodwill					2.00%	28.30%		2.50%
Reduction In Discount Rate [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Allocation In Respect Of Reduction In Value Of Goodwill						7.10%
Operating segments [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average Operating EBITDA multiple						11.5
Impairment of finite lived intangible assets						$ 53
Others intangible assets [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment of finite lived intangible assets						4	$ 13
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Impairment test					No
Internally Developed Software [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss						49
Impairment of finite lived intangible assets	[1]					$ 49
Cemex [Member]
Disclosure of detailed information about intangible assets [line items]
Funding cost percentage						4.10%	4.10%	5.40%	7.30%
Risk free rate								2.90%
Discount rates							0.10%	1.50%
Decrease In Weighing Of Debt Percentage						26.90%	34.60%	31.70%	33.50%
Cemex [Member] | Operating segments [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates						(0.10%)	0.50%	0.60%	2.60%
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Funding cost percentage						4.10%
Top of range [member] | Cemex [Member]
Disclosure of detailed information about intangible assets [line items]
Decription Of Stock Volatility Rate Increase								1.08%
Bottom of range [member] | Cemex [Member]
Disclosure of detailed information about intangible assets [line items]
Decription Of Stock Volatility Rate Increase									1.06%
United States [member]
Disclosure of detailed information about intangible assets [line items]
Percentage of goodwill allocated						81.00%	76.00%
Discount rates						7.20%	7.30%	7.80%
Impairment loss						$ 18	$ 76	$ 6
Impairment of finite lived intangible assets						$ 181
Growth rate for cash flow projections	[2]					2.00%	2.00%	2.50%
Percentage reduction in long term growth rate							0.50%
United States [member] | Operating segments [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates						1.00%
United States [member] | Goodwill [member] | Operating segments [member]
Disclosure of detailed information about intangible assets [line items]
Impairment of finite lived intangible assets		$ 440	$ 1,020
United States [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Risk free rate						1.80%
Mexico [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates						8.40%	8.30%	9.00%
Growth rate for cash flow projections	[2]					1.00%	1.10%	2.40%
Percentage reduction in long term growth rate						1.00%	1.30%
Spain [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates						7.60%	7.70%	8.30%
Impairment loss							$ 135
Growth rate for cash flow projections	[2]					1.50%	1.50%	1.60%
Spain [member] | Discount rate, measurement input [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate				7.70%
Spain [member] | Long Term Revenue Growth Rate Measurement Input [Member]
Disclosure of detailed information about intangible assets [line items]
Long term growth rate							1.50%
Spain [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Non cash impairment charges						$ 317
Spain [member] | Operating segments [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates						1.00%
Growth rate for cash flow projections						1.00%
Spain [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Risk free rate						2.40%
Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates						8.50%	8.40%	8.90%
Impairment loss						$ 10	$ 2	$ 3
Growth rate for cash flow projections	[2]					3.50%	2.50%	3.70%
Percentage reduction in long term growth rate							1.20%
Egypt [member]
Disclosure of detailed information about intangible assets [line items]
Discount rates						10.70%	10.20%	10.30%
Growth rate for cash flow projections	[2]					3.00%	5.60%	6.00%
Percentage reduction in long term growth rate						2.80%
UAE [Member]
Disclosure of detailed information about intangible assets [line items]
Allocated goodwill						$ 27
UAE [Member] | Discount rate, measurement input [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate						8.30%
UAE [Member] | Long Term Revenue Growth Rate Measurement Input [Member]
Disclosure of detailed information about intangible assets [line items]
Long term growth rate						2.60%
UAE [Member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Non cash impairment charges						$ 96

[1]	Includes the capitalized direct costs incurred in the development stage of internal-use software, such as professional fees, direct labor and related travel expenses. The capitalized amounts are amortized to the statement of operations over a period ranging from 3 to 5 years.
[2]	The long-term growth rates are generally based on projections issued by the International Monetary Fund (“IMF”).